CONCENTRATION OF RISKS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONCENTRATION OF RISKS
Percentage depreciation in foreign currency exchange rate	2.80%	2.90%	8.20%
Accounts receivable | Two Customers | Customer Concentration Risk
CONCENTRATION OF RISKS
Concentration risk percentage		10.00%
Accounts receivable | One Customer | Customer Concentration Risk
CONCENTRATION OF RISKS
Concentration risk percentage	10.00%
Contract asset | Two Customers | Customer Concentration Risk
CONCENTRATION OF RISKS
Concentration risk percentage		10.00%
Contract asset | One Customer | Customer Concentration Risk
CONCENTRATION OF RISKS
Concentration risk percentage	10.00%
Revenue benchmark | One Customer | Customer Concentration Risk
CONCENTRATION OF RISKS
Concentration risk percentage	16.00%	15.00%	20.00%
Revenue benchmark | Two customer | Customer Concentration Risk
CONCENTRATION OF RISKS
Concentration risk percentage	10.00%	12.00%	11.00%